Shareholders' Deficit - Additional Information (Detail) - $ / shares	Jun. 30, 2023	Apr. 14, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Percentage of common stock outstanding	20.00%		20.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	5,000,000		5,000,000		5,000,000
Preferred Stock, Shares Issued	0		0		0
Preferred Stock, Shares Outstanding	0		0		0
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	500,000,000		500,000,000		500,000,000
Common Stock, Shares, Issued	0		0		0
Common Stock, Shares, Outstanding	0		0		0
Temporary equity, Shares outstanding	4,718,054	4,718,054	23,000,000		23,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	50,000,000		50,000,000		50,000,000
Common Stock, Shares, Issued	5,750,000		5,750,000	5,750,000	5,750,000
Common Stock, Shares, Outstanding	5,750,000		5,750,000		5,750,000